Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Company's stockholders:
Net income attributable to Company's stockholders	$ 5,511	$ 22,885	$ 17,264
Cumulative translation adjustments	(2,882)	(4,985)	1,519
Unrealized gain (loss) on available-for-sale securities
Gross balance as of the year end		(13)	12
Tax (expense) benefit	(1)	11	(9)
Unrealized gain (loss) on available-for-sale securities, net	(1)	(2)	3
Surplus (deficit) accrued pension plan
Gross balance as of the year end	(1,322)	(740)	(53)
Tax (expense) benefit	386	232	32
Surplus (deficit) accrued pension plan, net	(936)	(508)	(21)
Cash flow hedge
Gross balance as of the year end	(113)	130	(16)
Tax (expense) benefit	(8)	25	(10)
Cash flow hedge, net	(121)	155	(26)
Total comprehensive income attributable to Company's stockholders	1,571	17,545	18,739
Noncontrolling interests:
Income (losses) attributable to noncontrolling interests	(257)	(233)	189
Cumulative translation adjustments	46	(210)	104
Pension plan		4
Cash flow hedge		1	40
Total comprehensive income (deficit) attributable to Noncontrolling interests	(211)	(438)	333
Total comprehensive income	$ 1,360	$ 17,107	$ 19,072